Investments	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Investments
9.	Investments

	December 31,
	2017	2018
	RMB	RMB
Equity method investments (i)	299	203,627
Equity investments without readily determinable fair values (ii) (iii)	10,000	16,200

	10,299	219,827

(i)

In April 2018, the Company, through Guangzhou Huya, together with Guangzhou Huaduo, a consolidated VIE of YY, set up an onshore investment fund with capital injection amounted to RMB70,000 and RMB35,000, respectively. Both Guangzhou Huya and Guangzhou Huaduo are the limited partners of the fund with financial interest of 66% and 33% holding, respectively. Based on the Company’s assessment under ASC 810-10-15-14,the investment fund is considered to be a VIE. The Company is not considered the primary beneficiary of the investment fund due to the fact that it’s YY but not the Company to possess the power to direct activities of the investment fund that would most significantly impact its economic performance. As a result, YY is the primary beneficiary of the investment fund and then consolidates the fund, and the Company accounts for its 66% financial interest in the investment fund using the equity method of accounting pursuant to ASC 323-30 considering that the Company has significant influence over the partnership operating and financial policies.

The fund is set up to acquire 10.35% equity interest of a privately-held entity that engages primarily in developing and operating mobile games. This investment is not considered in-substance common stocks as the investment fund has liquidation preference over ordinary shareholders of this investee and therefore has been precluded from applying the equity method of accounting. The investment fund elected to account for this investment at cost less impairments, adjusted by observable price changes, since this investment is without readily determinable fair value. In June 2018, there was a share transfer transaction from one existing shareholder of the investment fund’s investee to a third-party new shareholder with observable price. The Company assessed whether the security transferred in the observable transaction is similar to the equity security held by the investment fund according to ASC 321-10-55-9 and due to the fact that only limited differences related to preference order in terms of the rights and obligations existed between the securities, the Company considered the transferred shares to be “similar” to the securities held by the investment fund. Accordingly, the Company adjusted the observable price of the similar security for the limited differences in the rights and obligations to determine the amount that should be recorded as an upward adjustment in the carrying value of the security measured in accordance with ASC 321-10-35-2 to reflect the current fair value of the security held by the fund by using the back-solve method based on the equity allocation model with adoption of some key parameters, but most of which were observable such as risk-free rate and equity volatility.

For the year ended December 31, 2018, the Company recognized the share of cumulative income of this equity method investment with amount of RMB133,319 mainly attributable to the subsequent adjustment for significant observable price change for fund’s investment in that privately-held entity measured at fair value through earnings. Accordingly, deferred tax liabilities amounted to RMB19,998 were recognized in relation to the unrecognized fair value change through earnings.

As of December 31, 2018, the carrying value of the Company’s investment in the investment fund was RMB203,319.

(ii)

In February 2018, the Company disposed of an investment carried at RMB10,000, previously accounted for under cost method. There were no observable price change from the adoption of new financial instruments accounting standard to the disposal date. The total cash consideration upon disposal was RMB10,000, and no disposal gain (loss) was recognized.

(iii)

In 2018, the Company acquired equity interests of three privately-held entities that engages primarily in the business of broadcaster management with a total cash consideration of RMB16,200. The Company has neither significant influence nor control in these investees. These equity investments are not considered as debt securities or equity securities that have readily determinable fair values. Accordingly the Company elected to account for these investments at cost less impairments, adjusted by observable price changes. There was no observable price change for the year ended December 31, 2018.